November 6, 1997


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

	RE:	The Munder Funds, Inc. (the "Company")
		File Nos. 33-54748
		CIK No. 894192
		Post-Effective Amendment No. 31
		Accession No. 0000927405-97-000431

Dear Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the above-referenced Company and the Statement of Additional Information for the NetNet Fund and the Lifestyle Funds do not differ from that contained in Post-Effective Amendment No.
31 (the "Amendment") to the Company's Registration Statement on
Form N-1A.  This Amendment was filed electronically on October 28,
1997.

	Kindly return an electronic submittal as evidence of your receipt of this filing.

Very truly yours,

TERESA M.R. HAMLIN

Teresa M.R. Hamlin
Counsel

Enclosures

cc:	L. Rosen, Esq.
	P. Roye, Esq.
	W. Kotapish, Esq.
	T. Hogan
	J. Tedesco, Esq.

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